Reverse Merger Capitalization with 7GC & Co. Holdings Inc. (Details Narrative)											6 Months Ended	12 Months Ended
	Dec. 28, 2023 shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 12, 2023 USD ($) Tradingday $ / shares	Nov. 16, 2023 shares	Oct. 03, 2023 shares	Aug. 24, 2023 $ / shares	Aug. 04, 2023 $ / shares shares	May 27, 2022 USD ($)	Jan. 01, 2022 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 08, 2023 USD ($) shares	Sep. 13, 2023 USD ($)	Oct. 10, 2022 USD ($)	Feb. 19, 2021 USD ($)
Business Acquisition [Line Items]
Common stock par value | $ / shares											$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		350,000,000									275,000,000	275,000,000	275,000,000
Preferred stock, shares authorized		75,000,000									75,000,000	75,000,000	75,000,000
Preferred stock, par value | $ / shares		$ 0.0001									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued											3,003,810	2,585,296	3,935,892
Common stock, shares outstanding											3,003,810	2,585,296	3,935,892
Preferred stock, shares outstanding											0	0	0
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares authorized		105,000,000
Yorkville Standby Equity Purchase Agreement [Member]
Business Acquisition [Line Items]
Principal amount agreed to advance | $		$ 3,500,000
Increased principal amount agreed to advance | $		1,000,000.0
Aggregate principal amount | $		$ 4,500,000
Share Transfer Agreements And Alco Promissory Notes [Member]
Business Acquisition [Line Items]
Aggregate principal amount | $			$ 2,000,000.0												$ 1,500,000
Share transfer agreement description												for each $10.00 in principal borrowed under the New Alco Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three shares of Class A Common Stock, in each case, at (and contingent upon) the Closing, with such forfeited and issued shares capped at an amount equal to 12,000.
Debt instrument conversion price per share | $ / shares			$ 10.00
Forfeited and issued shares capped			12,000
Debt instrument, interest rate			8.00%
Debt instrument, maturity date range, start												Jan. 10, 2024
Debt instrument, maturity date range, end												Sep. 30, 2024
Gem Agreements [Member]
Business Acquisition [Line Items]
Debt instrument, interest rate			0.00%
Equity commitment by investor | $									$ 100,000,000
Amount divided on number of equity interests to obtain quotient | $									$ 650,000,000
Convertible debenture | $			$ 2,000,000.0
Convertible debenture maturity period			5 years
Seven G C Promissory Notes [Member]
Business Acquisition [Line Items]
Debt instrument conversion price per share | $ / shares				$ 2.86
Maximum borrowing capacity | $				$ 2,300,000
Debt instrument, convertible, threshold trading days | Tradingday				30
CpB Senior Convertible Notes [Member]
Business Acquisition [Line Items]
Debt instrument conversion price per share | $ / shares							$ 217.43
Convertible written notice period							5 days
CpB Senior Convertible Notes [Member] | First Senior Convertible Note [Member]
Business Acquisition [Line Items]
Aggregate principal amount | $																$ 321,345	$ 1,500,000
Cantor Fee Agreement [Member] | 7GC & Co. Holdings Inc. [Member] | Cantor Fitzgerald [Member]
Business Acquisition [Line Items]
Deferred underwriting fees forfeit | $														$ 4,050,000
Deferred underwriting fees payable | $														8,050,000
Increase decrease in deferred underwriting fees | $														$ 4,000,000
Deferred underwriting fees payable in shares														400,000
Forfeited Private Placement Warrants [Member] | Sponsor Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Warrants issued								7,350,000
Warrants price per share | $ / shares								$ 11.50
Banzai International Inc [Member]
Business Acquisition [Line Items]
Exchange ratio		0.6147
Enterprise valuation amount | $		$ 100,000,000
Common stock, shares outstanding										6,359,139
Asset acquisition, consideration transferred | $		$ 100,000,000
Common stock shares issued										6,359,139
Increase of reclassification of series a preferred stock into common stock										28,629
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares issued											3,003,810	2,585,296
Common stock, shares outstanding											3,003,810	2,585,296
Common Stock [Member] | Banzai International Inc [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Exchange ratio		10.00
Common stock, shares outstanding												2,585,297	3,935,892
Common stock shares issued												2,585,297	3,935,892
Decrease in stock due to retrospective impact of recapitalization										1,758,003
Common Stock [Member] | Banzai International Inc [Member] | Gem Agreements [Member]
Business Acquisition [Line Items]
Percentage of right to purchase of total equity interests									3.00%
Seven G C Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Number of shares held by security holders		3,207,428
Redemption price per share | $ / shares		$ 10.76
Aggregate redemption amount | $		$ 34,524,065
Common Class A [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Common stock, shares authorized		5,000,000									25,000,000	250,000,000	250,000,000
Common stock, shares issued											692,676	274,162	51,219
Common stock, shares outstanding											692,676	274,162	51,219
Common Class A [Member] | Share Transfer Agreements And Alco Promissory Notes [Member]
Business Acquisition [Line Items]
Common stock shares issued			16,500		1,500	150,000
Common Class A [Member] | Gem Agreements [Member]
Business Acquisition [Line Items]
Percentage of right to purchase of total equity interests			3.00%
Common Class A [Member] | Seven G C Promissory Notes [Member]
Business Acquisition [Line Items]
Debt instrument, convertible, threshold trading days | Tradingday				30
Common Class A [Member] | Cantor Fee Agreement [Member]
Business Acquisition [Line Items]
Common stock shares issued	22,279
Common Class A [Member] | Banzai International Inc [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Common stock, shares outstanding										39,139		274,162	51,219
Preferred stock, convertible, conversion ratio		1
Common stock shares issued										39,139		274,162	51,219
Decrease in stock due to retrospective impact of recapitalization										15,082
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, shares authorized		25,000,000									25,000,000	25,000,000	25,000,000
Common stock, shares issued											2,311,134	2,311,134	3,884,673
Common stock, shares outstanding											2,311,134	2,311,134	3,884,673
Common Class B [Member] | Banzai International Inc [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Common stock, convertible, conversion ratio		1
Common stock, shares outstanding										6,320,000		2,311,134	3,884,673
Common stock shares issued										6,320,000		2,311,134	3,884,673
Decrease in stock due to retrospective impact of recapitalization										2,435,327
Series A Preferred Stock [Member] | Banzai International Inc [Member]
Business Acquisition [Line Items]
Preferred stock, par value | $ / shares		$ 0.0001
Preferred stock, shares outstanding										2,328,823
Preferred stock, convertible, conversion ratio		1
Decrease in stock due to retrospective impact of recapitalization										897,380
Seven G C Class B Common Stock [Member] | Share Transfer Agreements And Alco Promissory Notes [Member]
Business Acquisition [Line Items]
Forfeiture of common stock shares			16,500		1,500	3,000
Banzai International Inc [Member]
Business Acquisition [Line Items]
Exchange ratio		0.6147
Enterprise valuation amount | $		$ 100,000,000
Asset acquisition, consideration transferred | $											$ 100,000,000	$ 100,000,000
Banzai International Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Banzai International Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Banzai International Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock, convertible, conversion ratio		1